United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7129

(Investment Company Act File Number)

Federated Managed Allocation Portfolios
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Balanced Allocation Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value
		AFFILIATED MUTUAL FUNDS--99.6%
611,385		Federated Capital Appreciation Fund, Institutional Shares	$12,337,753
231,289		Federated InterContinental Fund, Institutional Shares	12,434,114
1,255,508		Federated Intermediate Corporate Bond Fund, Institutional Shares	12,241,206
2,319,016		Federated Kaufmann Fund, Class A Shares	12,383,548
216,084	[1]	Prime Value Obligations Fund, Institutional Shares, 2.56%	216,084
		TOTAL INVESTMENTS --- 99.6% (IDENTIFIED COST $54,120,173)[2]	49,612,705
		OTHER ASSETS AND LIABILITIES --- NET --- 0.4%[3]	178,377
		TOTAL NET ASSETS --- 100%	$49,791,082

1	7-Day net yield.
2
At August 31, 2008, the cost of investments for federal tax purposes was $54,120,173. The net unrealized depreciation of investments for federal tax purposes was $4,507,468. This consists of unrealized depreciation from investments for those securities having an excess of cost over value of $4,507,468.

3	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to section 12(d)(1)(g) of the Investment Company Act of 1940, as amended (the “Act”), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Capital Appreciation Fund, Institutional Shares (Capital Appreciation)	To provide capital appreciation.
Federated InterContinental Fund Institutional Shares (InterContinental)	To provide long-term capital appreciation through investing in international stocks.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation.
Prime Value Obligations Fund, Institutional Shares (Prime Value)	To provide current income consistent with stability of principal and liquidity.

Income distributions from Intermediate Corporate Bond and Prime Value are declared daily and paid monthly. Income distributions from Capital Appreciation, InterContinental and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$49,612,705
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$49,612,705

Federated Target ETF Fund 2015

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--1.2%
		Information Technology--1.2%
58	[1]	Affiliated Computer Services, Inc., Class A	$3,088
94	[1]	Apple, Inc.	15,936
100	[1]	Cognizant Technology Solutions Corp.	2,932
360	[1]	EMC Corp. Mass	5,501
54	[1]	Google, Inc.	25,018
342		Hewlett-Packard Co.	16,047
130		IBM Corp.	15,825
182	[1]	NetApp, Inc.	4,637
164	[1]	eBay, Inc.	4,088
		TOTAL COMMON STOCKS (IDENTIFIED COST $91,616)	93,072
		EXCHANGE-TRADED FUNDS—87.9%
		STOCK ETFS—57.7%
		Domestic Stock ETFs – 48.0%
6,320		Consumer Staples Select Sector SPDR Fund	177,845
2,158		iShares Dow Jones US Energy Sector Index Fund	93,096
978		iShares Dow Jones US Utilities Sector Index Fund	89,399
17,926		iShares S&P 500 Index Fund	2,311,558
6,431		iShares S&P 500/BARRA Growth	406,761
3,585		iShares S&P Midcap 400 Index	291,891
996		iShares S&P North American Technology-Multimedia Networking Index Fund	29,382
1,048		iShares S&P North American Technology Software Index Fund	51,603
6,654	[1]	PowerShares DB Agriculture Fund	235,352
1,540		SPDR Pharmaceuticals ETF	52,514
248		SPDR S&P Biotech ETF	16,080
		TOTAL DOMESTIC STOCK ETFS	3,755,481
		Foreign Stock ETFs--9.7%
1,105		iShares MSCI Austria Investable Market Index Fund	32,653
5,213		iShares MSCI Emerging Market	208,781
1,135		iShares MSCI Germany	31,099
1,274		iShares MSCI Netherlands	30,831
551	[1]	iShares MSCI South Korea	23,842
579	[1]	iShares MSCI Turkey Index Fund	30,177
8,895		iShares S&P Europe 350 Index Fund	404,544
		TOTAL FOREIGN STOCK ETFS	761,927
		TOTAL STOCK ETFS (IDENTIFIED COST $4,818,657)	4,517,408
		FIXED-INCOME ETFS--30.2%
		Domestic Fixed-Income ETFs--30.2%
1,228		iShares Lehman 1-3 Year Treasury Bond Fund	102,108
830		iShares Lehman 3-7 Year Treasury Bond Fund	89,656
623		iShares Lehman 7-10 Year Treasury Bond Fund	55,684
163		iShares Lehman 10-20 Year Treasury Bond Fund	17,397
9,354		iShares Lehman Credit Bond Fund	908,273
11,775		iShares Lehman MBS Fixed-Rate Bond Fund	1,195,280
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $2,398,025)	2,368,398
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,216,682)	6,885,806
		MUTUAL FUNDS--10.8%[2]
1,847		Emerging Markets Fixed Income Core Fund	40,359
41,484		Federated Mortgage Core Portfolio	404,880
23,194		High Yield Bond Portfolio	142,645
260,451	[3]	Prime Value Obligations Fund, Institutional Shares, 2.56%	260,451
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $857,519)	848,335
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $8,165,817)[4]	7,827,213
		OTHER ASSETS AND LIABILITIES – NET—0.1%[5]	6,895
		TOTAL NET ASSETS—100%	$7,834,108

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At August 31, 2008, the cost of investments for federal tax purposes was $8,166,013. The net unrealized depreciation of investments for federal tax purposes was $338,800. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,020 and net unrealized depreciation from investments for those securities having an excess of cost over value of $354,820.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$7,827,213
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$7,827,213

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Federated Target ETF Fund 2025

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—1.6%
		Information Technology--1.6%
97	[1]	Affiliated Computer Services, Inc., Class A	$5,164
212	[1]	Apple, Inc.	35,940
233	[1]	Cognizant Technology Solutions Corp.	6,831
692	[1]	EMC Corp. Mass	10,574
122	[1]	Google, Inc.	56,521
743		Hewlett-Packard Co.	34,862
280		IBM Corp.	34,084
381	[1]	NetApp, Inc.	9,708
364	[1]	eBay, Inc.	9,074
		TOTAL COMMON STOCKS (IDENTIFIED COST $201,972)	202,758
		EXCHANGE-TRADED FUNDS—89.8%
		STOCK ETFS---74.7%
		Domestic Stock ETFs—62.0%
13,728		Consumer Staples Select Sector SPDR Fund	386,306
4,285		iShares Dow Jones US Energy Sector Index Fund	184,855
2,084		iShares Dow Jones US Utilities Sector Index Fund	190,498
2,314		iShares S&P North American Technology Software Index Fund	113,941
2,255		iShares S&P North American Technology-Multimedia Networking Index Fund	66,523
37,845		iShares S&P 500 Index Fund	4,880,113
13,617		iShares S&P 500/BARRA Growth	861,275
7,724		iShares S&P Midcap 400 Index	628,888
10,999	[1]	PowerShares DB Agriculture Fund	389,035
3,283		SPDR Pharmaceuticals ETF	111,950
536		SPDR S&P Biotech ETF	34,754
		TOTAL DOMESTIC STOCK ETFS	7,848,138
		Foreign Stock ETFs—12.7%
2,218		iShares MSCI Austria Investable Market Index Fund	65,542
11,119		IShares MSCI Emerging Market Index Fund	445,316
2,430		iShares MSCI Germany Index Fund	66,582
2,835		iShares MSCI Netherlands Index Fund	68,607
1,165	[1]	iShares MSCI South Korea Index Fund	50,410
1,100	[1]	iShares MSCI Turkey Index Fund	57,332
18,608		iShares S&P Europe 350 Index Fund	846,292
		TOTAL FOREIGN STOCK ETFS	1,600,081
		TOTAL STOCK ETFS (IDENTIFIED COST $10,165,465)	9,448,219
		FIXED-INCOME ETFS---15.1%
		Domestic Fixed-Income ETFs—15.1%
1,084		iShares Lehman 1-3 Year Treasury Bond Fund	90,135
737		iShares Lehman 3-7 Year Treasury Bond Fund	79,611
551		iShares Lehman 7-10 Year Treasury Bond Fund	49,248
164		iShares Lehman 10-20 Year Treasury Bond Fund	17,504
8,118		iShares Lehman Credit Bond Fund	788,258
8,790		iShares Lehman MBS Fixed-Rate Bond Fund	892,273
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $1,940,906)	1,917,029
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,106,371)	11,365,248
		MUTUAL FUNDS--8.1%[2]
1,597		Emerging Markets Fixed Income Core Fund	34,903
52,995		Federated Mortgage Core Portfolio	516,844
20,044		High Yield Bond Portfolio	123,270
342,616	[3]	Prime Value Obligations Fund, Institutional Shares, 2.56%	342,616
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,026,407)	1,017,633
		TOTAL INVESTMENTS---99.5% (IDENTIFIED COST $13,334,750)[4]	12,585,639
		OTHER ASSETS AND LIABILITIES---NET—0.5%[5]	63,566
		TOTAL NET ASSETS---100%	$12,649,205

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At August 31, 2008, the cost of investments for federal tax purposes was $13,334,904. The net unrealized depreciation of investments for federal tax purposes was $749,265. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,078 and net unrealized depreciation from investments for those securities having an excess of cost over value of $778,343.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$12,585,639
Level 2 – Other Significant Observable Inputs	----
Level 3 – Significant Unobservable Inputs	----
Total	$12,585,639

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Federated Target ETF Fund 2035

Portfolio of Investments

August 31, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--1.8%
		Information Technology –1.8%
76	[1]	Affiliated Computer Services, Inc., Class A	$4,046
167	[1]	Apple, Inc.	28,311
164	[1]	Cognizant Technology Solutions Corp.	4,808
527	[1]	EMC Corp. Mass	8,053
92	[1]	Google, Inc.	42,623
590		Hewlett-Packard Co.	27,683
231		IBM Corp.	28,120
282	[1]	NetApp, Inc.	7,185
264	[1]	eBay, Inc.	6,582
		TOTAL COMMON STOCK (IDENTIFIED COST $157,921)	157,411
		EXCHANGE-TRADED FUNDS—89.3%
		STOCK ETFS –82.8%
		Domestic Stock ETFs –68.6%
10,672		Consumer Staples Select Sector SPDR Fund	300,310
3,543		iShares Dow Jones US Energy Sector Index Fund	152,845
1,660		iShares Dow Jones US Utilities Sector Index Fund	151,741
1,732		iShares S&P North American Technology-Multimedia Networking Index Fund	51,094
29,561		iShares S&P 500 Index Fund	3,811,891
10,630		iShares S&P 500/BARRA Growth	672,347
5,923		iShares S&P Midcap 400 Index	482,251
1,751		iShares S&P North American Technology Software Index Fund.	86,219
7,449	[1]	PowerShares DB Agriculture Fund	263,471
2,692		SPDR Pharmaceuticals ETF	91,797
468		SPDR S&P Biotech ETF	30,345
		TOTAL DOMESTIC STOCKS ETFS	6,094,311
		Foreign Stock ETFs –14.2%
1,872		iShares MSCI Austria Investable Market Index Fund	55,318
8,725		iShares MSCI Emerging Market Index Fund	349,436
1,979		iShares MSCI Germany Index Fund	54,225
2,222		iShares MSCI Netherlands Index Fund	53,772
896	[1]	iShares MSCI South Korea Index Fund	38,770
835	[1]	iShares MSCI Turkey Index Fund	43,520
14,649		iShares S&P Europe 350 Index Fund	666,237
		TOTAL FOREIGN STOCK ETFS	1,261,278
		TOTAL STOCK ETFS (IDENTIFIED COST $7,880,522)	7,355,589
		FIXED-INCOME ETFS –6.5%
		Domestic Fixed-Income ETFs –6.5%
389		iShares Lehman 1-3 Year Treasury Bond Fund	32,345
265		iShares Lehman 3-7 Year Treasury Bond Fund	28,625
184		iShares Lehman 7-10 Year Treasury Bond Fund	16,446
48		iShares Lehman 10-20 Year Treasury Bond Fund	5,123
2,881		iShares Lehman Credit Bond Fund	279,745
2,166		iShares Lehman MBS Fixed-Rate Bond Fund	219,871
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $590,142)	582,155
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $8,470,664)	7,937,744
		MUTUAL FUNDS –7.0%[2]
543		Emerging Markets Fixed Income Core Fund	11,860
28,582		Federated Mortgage Core Portfolio	278,960
6,964		High Yield Bond Portfolio	42,829
286,020	[3]	Prime Value Obligations Fund, Institutional Shares, 2.56%	286,020
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $623,599)	619,669
		TOTAL INVESTMENTS –98.1% (IDENTIFIED COST $9,252,184)[4]	8,714,824
		OTHER ASSETS AND LIABILITIES –NET –1.9%[5]	171,776
		TOTAL NET ASSETS –100%	$8,886,600

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At August 31, 2008, the cost of investments for federal tax purposes was $9,252,214. The net unrealized depreciation of investments for federal tax purposes was $537,390. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,957 and net unrealized depreciation from investments for those securities having an excess of cost over value of $561,347.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,714,824
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$8,714,824

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Allocation Portfolios

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008